Income and Expenses Items - Summary of Finance Costs and Finance Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Interest on debts and borrowings	$ 536	$ 754	$ 1,196
Interest on leases liabilities	79	91	4
Total interest expenses	615	845	1,200
Banking charges	129	167	178
Total finance costs	744	1,012	1,378
Interest income	320	506	482
Total finance income	$ 320	$ 506	$ 482